Accounts payable - Schedule of Accounts Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Suppliers	$ 2,354,495	$ (367,912)	$ 1,808,751	$ 1,894,474
Others suppliers	182,759		109,472	90,021
Interest payable	456,599		420,048	288,457
Direct or short term employee benefits	165,189		116,924	108,987
Others	661,079		102,727	90,352
Total	$ 3,820,121		$ 2,557,922	$ 2,472,291